11. Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of long-term debt

	2013	2012

Note payable FHLB dated 08/23/05 for $750,000 with an annual interest rate of 0%, due 08/24/2020. The note requires monthly principal payments and was granted as part of the FHLB’s Affordable Housing Program.	302	352

Holding Company Note payable to Community Bankers Bank with a rate of 6.75%. The note requires monthly installments of principal and interest in the amount of $28. The loan is secured by the stock of the subsidiary bank and contains certain other covenants that are typical for Bank Holding Company loans. The Closed – End Term Loan has a balloon maturity in April of 2014.	Included in short term borrowings	3,446

Note payable FHLB dated 08/29/12 for $12.5 million with an annual interest rate of 3.53%, due 08/29/19. The note requires quarterly interest payments.	$ 12,500	12,500

Note payable FHLB dated 08/29/12 for $12.5 million with an annual interest rate of 3.70%, due 08/29/19. The note requires quarterly interest payments.	12,500	12,500

Note payable FHLB dated 08/29/12 for $5 million with an annual interest rate of 2.73%, due 08/29/18. The note requires quarterly interest payments	5,000	5,000

Note payable FHLB dated 08/29/12 for $5 million with an annual interest rate of 3.74%, due 08/29/19. The note requires quarterly interest payments.	5,000	5,000

Note payable FHLB dated 08/29/12 for $7.5 million with an annual interest rate of 2.43%, due 08/29/17. The note requires quarterly interest payments.	7,500	7,500

Note payable FHLB dated 08/29/12 for $5 million with an annual interest rate of 2.86%, due 08/29/18. The note requires quarterly interest payments.	5,000	5,000

Total	$ 47,802	$ 51,298

Contractual maturities of long-term debt
2014	$ -
2015	50
2016	51
2017	7,552
2018	10,053
Thereafter	30,096

$ 47,802